Exhibit 99.1

World Omni Auto Receivables Trust 2024-C
Monthly Servicer Certificate
October 31, 2024

Dates Covered
Collections Period	10/01/24 - 10/31/24
Interest Accrual Period	10/15/24 - 11/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/24	1,093,549,358.33	43,573
Yield Supplement Overcollateralization Amount 09/30/24	88,573,949.16	0
Receivables Balance 09/30/24	1,182,123,307.49	43,573
Principal Payments	40,403,301.78	1,458
Defaulted Receivables	1,421,972.84	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/24	84,471,744.39	0
Pool Balance at 10/31/24	1,055,826,288.48	42,078

Pool Statistics	$ Amount	# of Accounts
Pool Factor	86.87%
Prepayment ABS Speed	1.83%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	8,876,523.65	314
Past Due 61-90 days	2,699,135.52	90
Past Due 91-120 days	571,752.31	24
Past Due 121+ days	0.00	0
Total	12,147,411.48	428

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.07%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	642,151.76
Aggregate Net Losses/(Gains) - October 2024	779,821.08
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.79%
Prior Net Losses/(Gains) Ratio	0.21%
Second Prior Net Losses/(Gains) Ratio	0.17%
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.09%

Overcollateralization Target Amount	9,502,436.60
Actual Overcollateralization	9,502,436.60
Weighted Average Contract Rate	6.70%
Weighted Average Contract Rate, Yield Adjusted	10.29%
Weighted Average Remaining Term	59.19

Flow of Funds	$ Amount
Collections	47,582,298.62
Investment Earnings on Cash Accounts	18,185.47
Servicing Fee	(985,102.76)
Transfer to Collection Account	-
Available Funds	46,615,381.33

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,223,521.63
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	9,721,125.63
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,160,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,502,436.60
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,793,555.47

Total Distributions of Available Funds	46,615,381.33

Servicing Fee	985,102.76
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 10/15/24	1,083,707,414.11
Principal Paid	37,383,562.23
Note Balance @ 11/15/24	1,046,323,851.88

Class A-1
Note Balance @ 10/15/24	98,657,414.11
Principal Paid	37,383,562.23
Note Balance @ 11/15/24	61,273,851.88
Note Factor @ 11/15/24	27.1724399%

Class A-2a
Note Balance @ 10/15/24	200,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	200,000,000.00
Note Factor @ 11/15/24	100.0000000%

Class A-2b
Note Balance @ 10/15/24	266,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	266,000,000.00
Note Factor @ 11/15/24	100.0000000%

Class A-3
Note Balance @ 10/15/24	403,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	403,000,000.00
Note Factor @ 11/15/24	100.0000000%

Class A-4
Note Balance @ 10/15/24	61,570,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	61,570,000.00
Note Factor @ 11/15/24	100.0000000%

Class B
Note Balance @ 10/15/24	36,320,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	36,320,000.00
Note Factor @ 11/15/24	100.0000000%

Class C
Note Balance @ 10/15/24	18,160,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	18,160,000.00
Note Factor @ 11/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,438,263.63
Total Principal Paid	37,383,562.23
Total Paid	41,821,825.86

Class A-1
Coupon	5.36900%
Interest Paid	456,123.37
Principal Paid	37,383,562.23
Total Paid to A-1 Holders	37,839,685.60

Class A-2a
Coupon	4.78000%
Interest Paid	796,666.67
Principal Paid	0.00
Total Paid to A-2a Holders	796,666.67

Class A-2b
SOFR Rate	5.00981%
Coupon	5.47981%
Interest Paid	1,255,180.92
Principal Paid	0.00
Total Paid to A-2b Holders	1,255,180.92

Class A-3
Coupon	4.43000%
Interest Paid	1,487,741.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,487,741.67

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.6663200
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.8814689
Total Distribution Amount	34.5477889

A-1 Interest Distribution Amount	2.0227200
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	165.7807638
Total A-1 Distribution Amount	167.8034838

A-2a Interest Distribution Amount	3.9833334
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.9833334

A-2b Interest Distribution Amount	4.7187253
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.7187253

A-3 Interest Distribution Amount	3.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6916667

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	260.04
Noteholders' Third Priority Principal Distributable Amount	485.77
Noteholders' Principal Distributable Amount	254.19

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/24	3,026,385.22
Investment Earnings	12,181.80
Investment Earnings Paid	(12,181.80)
Deposit/(Withdrawal)	-
Balance as of 11/15/24	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22